Note 9 - Shareholders' Equity (Details) - Stock Purchase Warrants (USD $)			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Series 1 [Member] $2.40 [Member]	Dec. 31, 2012 Series 1 [Member] $2.51 [Member]	Dec. 31, 2012 Series 3 [Member] $2.45 [Member]
Class of Warrant or Right [Line Items]
Warrants	$ 22,332,623,000	$ 22,332,623	$ 5,200,519	$ 460,976	$ 16,671,128
Exercise Price (in Dollars per Item)			2.41	2.52	2.46
Expiration Date			Jun. 30, 2014	Jun. 30, 2014	Aug. 31, 2014